Jun. 17, 2022
Principal Funds Inc
Principal Funds, Inc.
Supplement dated June 17, 2022
to the Prospectus dated March 1, 2022
(as previously supplemented)

This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

SUMMARY FOR INFLATION PROTECTION FUND
In the Sub-Advisor and Portfolio Manager section, under BlackRock Financial Management, Inc., add the following alphabetically to the list of portfolio managers:
David Rogal (since 2022), Managing Director

SUMMARY FOR INTERNATIONAL FUND I

Principal Funds Inc | Inflation Protection Fund
INFLATION PROTECTION FUND
Principal Funds Inc | International Fund I
INTERNATIONAL FUND I
Effective July 1, 2022, delete the Annual Fund Operating Expenses table and replace with the following:Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-3	R-4	R-5	R-6
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.25%	0.10%	N/A	N/A
Other Expenses	0.18%	0.57%	0.36%	0.32%	0.30%	0.05%
Total Annual Fund Operating Expenses	0.83%	1.57%	1.26%	1.07%	0.95%	0.70%
Expense Reimbursement (1)	(0.04)%	N/A	N/A	N/A	N/A	(0.01)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.79%	1.57%	1.26%	1.07%	0.95%	0.69%

Effective July 1, 2022, delete the Example section and replace with the following:Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 year	5 year	10 year
Institutional Class	$81	$261	$457	$1,022
Class R-1	160	496	855	1,867
Class R-3	128	400	692	1,523
Class R-4	109	340	590	1,306
Class R-5	97	303	525	1,166
Class R-6	70	223	389	870

Principal Funds Inc | Overseas Fund
OVERSEAS FUND
Principal Funds Inc | Global Emerging Markets Fund
Global Emerging Markets